Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period (in shares)		18,878,000
Granted (in shares)		(561,000)
Cancelled/expired/forfeited (in shares)		123,000
Outstanding number of shares available for issuance at the end of the period (in shares)		18,440,000		18,878,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 66.47		$ 40.60
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000
Stock options
Options Outstanding
Outstanding at the beginning of the period (in shares)		2,587,000
Exercise (in shares)		(1,744,000)
Cancelled/expired/forfeited (in shares)		(2,000)
Outstanding at the end of the period (in shares)		841,000		2,587,000
Vested and expected to vest at the end of the period (in shares)		835,000
Exercisable at the end of the period (in shares)		790,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 1.41
Exercise (in dollars per share)		0.80
Cancelled/expired/forfeited (in dollars per share)		3.49
Outstanding at the end of the period (in dollars per share)		2.67		$ 1.41
Vested and expected to vest at the end of the period (in dollars per share)		2.66
Exercisable at the end of the period (in dollars per share)		$ 2.62
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the period		2 years		1 year 7 months 6 days
Vested and expected to vest at the end of the period		2 years
Exercisable at the end of the period		1 year 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the period		$ 53,626		$ 101,403
Vested and expected to vest at the end of the period		53,287
Exercisable at the end of the period		50,466
Total intrinsic value of options exercised		99,400
Cash received from the exercise of stock option		1,400	$ 2,100
Unrecognized compensation cost		$ 400
Weighted-average period of unrecognized compensation cost		4 months 24 days
Stock options | 2014 Plan
Options Outstanding
Granted (in shares)		0
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)		600,000